Significant Accounting Estimates and Judgments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Estimates and Judgments (Textual)
Deferred tax asset in connection with accumulated losses	$ 15,000
Inventory impairment	$ 328	$ 297